OTHER NON-OPERATING GAIN/(LOSS), NET - Schedule of Other Non-Operating Gain/ (loss), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Non-Operating Gain/(Loss), Net [Abstract]
Gain/(loss) on Money Market Funds classified as cash and cash equivalents	$ 1
Change in fair value of warrants	(1)
Change in fair value of put option liability	(2)	3	(3)
Income from sale of scrap metal			2
(Loss)/gain on foreign currency purchase and sale, net	(3)		(7)
Insurance compensation	5
Other loss		(1)
Other non-operating (loss)/gain, net		$ 2	$ (8)